7. PREPAID EXPENSES AND DEPOSITS: Schedule of Prepaid expenses and deposits (Details) - CAD ($)		Dec. 31, 2025	Dec. 31, 2024
Details
Prepaid expenses		$ 489,740	$ 351,572
Deposits with suppliers		47,472	3,124
Prepaid expenses and deposits		537,212	354,696
Current portion of prepaid expenses and deposits	[1]	416,890	202,326
Prepaid expenses and deposits	[1]	$ 120,322	$ 152,370

[1]	7.PREPAID EXPENSES AND DEPOSITS